Shareholders' Equity - Changes in accumulated other comprehensive loss, net of tax (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Shareholders' Equity
Beginning balance	$ 1,334	$ 984	$ 1,682
Allocated to non-controlling interest	1,219	1
Ending balance	1,371	1,334	984
Tax (expense) benefit	(30)	10	(15)
Currency translation adjustments
Shareholders' Equity
Beginning balance	(38)	(23)	(21)
Net changes during the period, net of tax benefit		(15)	(2)
Net changes prior to reverse recapitalization, net of tax benefit	(59)
Allocated to non-controlling interest	85
Net changes post reverse recapitalization, net of tax benefit	8
Allocated post reverse recapitalization change to non-controlling interest	(6)
Ending balance	(10)	(38)	(23)
Defined benefit plan related
Shareholders' Equity
Beginning balance	(128)	(160)	(81)
Net changes during the period, net of tax benefit		32	(79)
Allocated to non-controlling interest	112
Net changes post reverse recapitalization, net of tax benefit	101
Allocated post reverse recapitalization change to non-controlling interest	(86)
Ending balance	(1)	(128)	(160)
Unrealized gain on cash flow hedge and hedge of investments in foreign subsidiary
Shareholders' Equity
Beginning balance	4	4	4
Net changes prior to reverse recapitalization, net of tax benefit	12
Allocated to non-controlling interest	(14)
Net changes post reverse recapitalization, net of tax benefit	16
Allocated post reverse recapitalization change to non-controlling interest	(14)
Ending balance	4	4	4
Accumulated other comprehensive loss
Shareholders' Equity
Beginning balance	(162)	(179)	(98)
Net changes during the period, net of tax benefit		17	(81)
Net changes prior to reverse recapitalization, net of tax benefit	(47)
Allocated to non-controlling interest	183
Net changes post reverse recapitalization, net of tax benefit	125
Allocated post reverse recapitalization change to non-controlling interest	(106)
Ending balance	$ (7)	$ (162)	$ (179)